ANNUAL REPORT


1996
1996
1996
1996
1996


SMITH BARNEY
FUNDS, INC.

U.S. GOVERNMENT
SECURITIES PORTFOLIO

--------------------
December 31, 1996

[LOGO]  SMITH BARNEY MUTUAL FUNDS

        Investing for your Future.
        Every day.



--------------------------------------------------------------------------------
U.S. Government Securities Portfolio
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio ("Portfolio") for the year ended December 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow in the report.

Portfolio Performance Update

For the year ended December 31, 1996, the Portfolio's Class A shares had a total return of 3.97%, which was above its Lipper Analytical Services, Inc. peer group total return average of 3.87%. (Lipper is an independent fund tracking organization.) Moreover, over the past twelve months, the Portfolio distributed dividends totaling $0.858 per share for Class A shares.

Market Update and Outlook

In our view, one of the most important events for the market in 1996 was the unexpected strength of the U.S. economy during the first half of the year and weaker economic growth during the second half. In addition to President Clinton's re-election and Congress maintaining its Republican majority, other significant market events in 1996 include the U.S. Treasury's plans to introduce inflation-indexed securities, the Boskin Report that suggests inflation may be roughly 1% lower than previously reported and Russian President Boris Yeltsin surviving both medically and politically.

Looking ahead to 1997, we believe there may be some possible (although not necessarily probable) market challenges on the horizon such as:

  -- Data that indicates moderate to weaker economic growth
  -- Continued ethics probes that negatively impact our political leaders
  -- U.S. dollar coming under short-term pressure because of a failure to put in place a credible fiscal plan
  -- Renewed tension in the Middle East -- possibly oil related
  -- Political problems resurfacing in Russia

In our opinion, the yield on the 30 Year U.S. Treasury bond should remain in a broad range of 6%-7%. However, if any of the expected 1997 events outlined above take place, the yield could temporarily rise above the 7% level. Ultimately, we believe this would represent a buying opportunity because U.S.



economic fundamentals do not, in our view, warrant higher rates. The section below shows how yields have changed during the reporting period.

Yields from U.S. Treasuries

                                            12/31/95        12/31/96
                                            --------        --------
  2 Year U.S. Treasury Note                   5.15%           5.87%
  3 Year U.S. Treasury Note                   5.21            6.01
  5 Year U.S. Treasury Note                   5.37            6.21
  10 Year U.S. Treasury Bond                  5.57            6.42
  30 Year U.S. Treasury Bond                  5.95            6.64

Portfolio's Investment Strategy

As interest rates rose during the first half of 1996, we slowly reduced the Portfolio's weighting in mortgage-backed securities and increased our U.S. Treasury holdings (specifically zero coupon Treasury strips and 10 Year Treasuries). During September through November, these actions paid off as interest rates declined. In early December, we sold the Portfolio's zero coupon Treasury strips and 10 Year Treasuries and purchased 5 Year Treasuries and mortgage-backed securities on the belief that interest rates had temporarily declined as much as they would.

In closing, thank you for investing in the U.S. Government Securities Portfolio. We look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Heath B. McLendon                          /s/ James E. Conroy

Heath B. McLendon                                  James E. Conroy
Chairman and                                       Vice President
Chief Executive Officer

January 15, 1997

2


--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

               Net Asset Value
               ----------------
               Beginning  End         Income      Capital Gain      Total
Year Ended     of Year  of Year      Dividends    Distributions    Returns(1)
=============================================================================
12/31/96       $13.59   $13.24       $ 0.86          $0.00           3.97%
-----------------------------------------------------------------------------
12/31/95        12.50    13.59         0.92           0.00          16.52
-----------------------------------------------------------------------------
12/31/94        13.66    12.50         0.91           0.05          (1.48)
-----------------------------------------------------------------------------
12/31/93        13.87    13.66         0.98           0.11           6.40
-----------------------------------------------------------------------------
12/31/92        14.10    13.87         1.08           0.08           6.85
-----------------------------------------------------------------------------
12/31/91        13.22    14.10         1.13           0.05          16.29
-----------------------------------------------------------------------------
12/31/90        13.17    13.22         1.18           0.00           9.95
-----------------------------------------------------------------------------
12/31/89        12.56    13.17         1.21           0.00          15.11
-----------------------------------------------------------------------------
12/31/88        12.68    12.56         1.20           0.00           8.72
-----------------------------------------------------------------------------
12/31/87        13.89    12.68         1.31           0.24           2.67
=============================================================================
Total                                $10.78          $0.53
=============================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      -------------------
                      Beginning    End      Income    Capital Gain    Total
Year Ended             of Year    of Year  Dividends  Distributions  Returns(1)
===============================================================================
12/31/96               $13.61     $13.26     $0.79       $0.00         3.44%
-------------------------------------------------------------------------------
12/31/95                12.51      13.61      0.86        0.00        16.03
-------------------------------------------------------------------------------
Inception*-12/31/94     12.47      12.51      0.21        0.00         2.04+
===============================================================================
Total                                        $1.86       $0.00
===============================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                       ------------------
                       Beginning    End     Income    Capital Gain     Total
Year Ended              of Year   of Year  Dividends  Distributions   Returns(1)
================================================================================
12/31/96                $13.58     $13.23    $0.80        $0.00          3.49%
--------------------------------------------------------------------------------
12/31/95                 12.50      13.58     0.87         0.00         15.93
--------------------------------------------------------------------------------
12/31/94                 13.66      12.50     0.83         0.04         (2.11)
--------------------------------------------------------------------------------
12/31/93                 13.86      13.66     0.88         0.11          5.74
--------------------------------------------------------------------------------
Inception*-12/31/92      14.01      13.86     0.30         0.00          1.07+
================================================================================
Total                                        $3.68        $0.15
================================================================================

                                                                               3


--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     -------------------
                     Beginning     End     Income    Capital Gain     Total
Year Ended           of Year     of Year  Dividends  Distributions   Returns(1)
===============================================================================
12/31/96             $13.61      $13.27    $0.89       $0.00            4.30%
-------------------------------------------------------------------------------
12/31/95              12.51       13.61     0.96        0.00           16.88
-------------------------------------------------------------------------------
12/31/94              13.67       12.51     0.91        0.04           (1.53)
-------------------------------------------------------------------------------
Inception*- 12/31/93  13.97       13.67     0.95        0.11            5.55+
===============================================================================
Total                                      $3.71       $0.15
===============================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                    ---------------------
                    Beginning      End       Income     Capital Gain   Total
Year Ended           of Year      of Year   Dividends   Distributions Returns(1)
================================================================================
12/31/96              $13.60      $13.26     $0.89           $0.00      4.31%
--------------------------------------------------------------------------------
12/31/95               12.50       13.60      0.95            0.00     16.89
--------------------------------------------------------------------------------
Inception*-12/31/94    12.47       12.50      0.24            0.00     (2.15)+
================================================================================
Total                                        $2.08           $0.00
================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                            Without Sales Charge(1)
                              -------------------------------------------------
                              Class A    Class B    Class C   Class Y   Class Z
===============================================================================
Year Ended 12/31/96             3.97%      3.44%      3.49%     4.30%     4.31%
-------------------------------------------------------------------------------
Five Years Ended 12/31/96       6.29        N/A        N/A       N/A       N/A
-------------------------------------------------------------------------------
Ten Years Ended 12/31/96        8.35        N/A        N/A       N/A       N/A
-------------------------------------------------------------------------------
Inception* through 12/31/96     9.57       9.88       5.73      6.14     10.75
===============================================================================
                                            Without Sales Charge(2)
                              -------------------------------------------------
                              Class A    Class B    Class C   Class Y   Class Z
===============================================================================
Year Ended 12/31/96             (0.71)%    (0.95)%    2.52%     4.30%     4.31%
-------------------------------------------------------------------------------
Five Years Ended 12/31/96        5.33        N/A       N/A       N/A       N/A
-------------------------------------------------------------------------------
Ten Years Ended 12/31/96         7.85        N/A       N/A       N/A       N/A
-------------------------------------------------------------------------------
Inception* through 12/31/96      9.16       8.62      5.73      6.14     10.75
===============================================================================

4



--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (12/31/86 through 12/31/96)                             122.92%
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/96)                            22.47
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/96)                            25.52
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/96)                            26.71
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/96)                            24.54
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C, Y and Z shares are October 9, 1984, November 7, 1994, December 2, 1992, January 12, 1993 and November 7, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

                                                                               5


--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of the
                    U.S. Government Securities Portfolio vs.
                           Lehman Brothers GNMA Index+
--------------------------------------------------------------------------------
                         December 1986 -- December 1996

                                   [GRAPHIC]

              U.S. Government                     Lehman Brothers
              Securities Portfolio                GNMA Index
--------------------------------------------------------------------------------
12/86              $ 9,599                           $ 10,000
12/87                9,817                             10,432
12/88               10,633                             11,350
12/89               12,195                             13,130
12/90               13,360                             14,519
12/91               15,472                             16,848
12/92               16,489                             18,096
12/93               17,490                             19,286
12/94               17,193                             18,996
12/95               20,034                             22,234
12/96               20,829                             23,466

+ Hypothetical illustration of $10,000 invested in Class A shares on December
  31, 1986, assuming deduction of the maximum 4.00% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through December 31, 1996. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6


--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1996
--------------------------------------------------------------------------------

        FACE
       AMOUNT               SECURITY                                                 VALUE
=============================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 96.3%
$18,000,000  U.S. Treasury Note, 5.875% due 11/30/01+                           $  17,746,560
 13,000,000  U.S. Treasury Note, 5.875% due 2/15/04                                12,663,950
 50,900,000  U.S. Treasury Note, 6.500% due 10/15/06                               51,186,058
 63,757,000  U.S. Treasury Strips, zero coupon due 11/15/09                        27,098,000
 55,400,000  FNMA Principal Strips, zero coupon due 10/9/19                        11,362,540
  6,891,096  FNMA Certificates, 8.000% due 10/1/26++                                7,020,305
 86,476,295  GNMA Certificates, 8.000% due 7/15/26++                               88,286,244
 10,376,599  GNMA Certificates, 9.000% due 7/15/26++                               10,934,341
  1,492,841  GNMA Certificates, 10.000% due 7/15/20++                               1,636,989
 32,150,155  GNMA Certificates Platinum, 9.000% due 11/15/17                       34,380,412
 97,705,089  GNMA Certificates Platinum, 9.000% due 12/15/17+++                   104,482,890
    928,254  GNMA II Certificates, 10.000% due 1/20/18++                              996,415
---------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS (Cost -- $367,634,711)                            367,794,704
=============================================================================================
REPURCHASE AGREEMENTS -- 3.7%
    292,000  Citibank, Inc., 6.900% due 1/2/97; Proceeds at maturity --
             $292,112; (Fully collateralized by U.S. Treasury Notes,
             5.750% due 12/31/98; Market value -- $297,849)                           292,000
 13,865,000  Morgan Stanley Group, Inc., 6.150% due 1/7/97; Proceeds at
             maturity -- $13,881,580; (Fully collateralized by FNMA
             Certificates, 6.085% due 12/1/33; Market value -- $14,142,088)        13,865,000
---------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $14,157,000)                                                 14,157,000
=============================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $381,791,711*)                                             $381,951,704
=============================================================================================

  +  Security serves as collateral for the reverse repurchase agreement.
 ++ Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
+++ Security has been partially segregated by Custodian for reverse repurchase agreements.
  *  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

                                                                               7


--------------------------------------------------------------------------------
Statement of Assets and Liabilities                          December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $381,791,711)                   $ 381,951,704
  Cash                                                                     584
  Receivable for Fund shares sold                                       69,573
  Interest receivable                                                2,781,391
------------------------------------------------------------------------------
  Total Assets                                                     384,803,252
------------------------------------------------------------------------------
LIABILITIES:
  Reverse repurchase agreements (Note 5)                            17,865,000
  Payable for Fund shares purchased                                  1,213,801
  Management fees payable                                              177,100
  Distribution fees payable                                             41,758
  Accrued expenses                                                      69,704
------------------------------------------------------------------------------
  Total Liabilities                                                 19,367,363
------------------------------------------------------------------------------
Total Net Assets                                                  $365,435,889
==============================================================================
NET ASSETS:
  Par value of capital shares                                     $    275,899
  Capital paid in excess of par value                              368,628,571
  Overdistributed net investment income                                 (1,628)
  Accumulated net realized loss from security transactions          (3,626,946)
  Net unrealized appreciation of investments                           159,993
------------------------------------------------------------------------------
Total Net Assets                                                  $365,435,889
==============================================================================
Shares Outstanding:
  Class A                                                           23,547,951
------------------------------------------------------------------------------
  Class B                                                              845,510
------------------------------------------------------------------------------
  Class C                                                            1,303,489
------------------------------------------------------------------------------
  Class Y                                                              421,238
------------------------------------------------------------------------------
  Class Z                                                            1,471,678
------------------------------------------------------------------------------
Net Asset Value:
Class A (and redemption price)                                          $13.24
------------------------------------------------------------------------------
  Class B*                                                              $13.26
------------------------------------------------------------------------------
  Class C**                                                             $13.23
------------------------------------------------------------------------------
  Class Y (and redemption price)                                        $13.27
------------------------------------------------------------------------------
  Class Z (and redemption price)                                        $13.26
------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.71% of net asset value per share)             $13.86
==============================================================================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

8


--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                               $   29,553,889
  Less: Interest expense                                     (1,190,638)
-----------------------------------------------------------------------
  Total Investment Income                                    28,363,251
-----------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                    1,770,235
  Distribution fees (Note 2)                                  1,069,472
  Shareholder and system servicing fees                         190,772
  Shareholder communications                                     78,577
  Registration fees                                              62,250
  Custody                                                        21,070
  Audit and legal                                                15,655
  Directors' fees                                                 5,026
  Other                                                           7,132
-----------------------------------------------------------------------
  Total Expenses                                              3,220,189
-----------------------------------------------------------------------
Net Investment Income                                        25,143,062
-----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                   1,055,082,826
    Cost of securities sold                               1,054,125,646
-----------------------------------------------------------------------
  Net Realized Gain                                             957,180
-----------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year                                        12,160,495
    End of year                                                 159,993
-----------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                   (12,000,502)
-----------------------------------------------------------------------
Net Loss on Investments                                     (11,043,322)
-----------------------------------------------------------------------
Increase in Net Assets From Operations                    $  14,099,740
=======================================================================

                       See Notes to Financial Statements.

                                                                               9


--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            1996                  1995
==========================================================================================
OPERATIONS:
  Net investment income                                $  25,143,062         $  28,799,812
  Net realized gain                                          957,180             9,369,017
  Increase (decrease) in net unrealized appreciation     (12,000,502)           26,284,851
------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  14,099,740            64,453,680
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                  (25,585,330)          (28,927,423)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (25,585,330)          (28,927,423)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                        12,294,423            29,154,430
  Net asset value of shares issued in connection
    with the transfer of Smith Barney Funds, Inc. --
    Monthly Payment Government Portfolio's
    net assets (Note 8)                                           --            42,151,893
  Net asset value of shares issued for
    reinvestment of dividends                             14,678,816            17,079,838
  Cost of shares reacquired                              (95,176,025)          (92,097,436)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                              (68,202,786)           (3,711,275)
------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        (79,688,376)           31,814,982

NET ASSETS:
  Beginning of year                                      445,124,265           413,309,283
------------------------------------------------------------------------------------------
  End of year*                                          $365,435,889          $445,124,265
==========================================================================================
* Includes overdistributed net investment income of:         $(1,628)            $(100,007)
==========================================================================================

                       See Notes to Financial Statements.

10


--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. Significant Accounting Policies

     The U.S. Government Securities Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and three other separate investment portfolios:
Equity Income, Income Return Account and Short-Term U.S. Treasury Securities Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) U.S. Government and Agency obligations are valued at the mean between the bid and asked prices;
(c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) each portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, a portion of accumulated net realized loss and accumulated net investment loss amounting to $5,095,103 and $540,647, respectively, were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

                                                                              11


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     2. Management Agreement and Transactions with Affiliated Persons

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The management fee for the U.S. Government Securities and Income Return Account Portfolios is determined by aggregating the assets of each Portfolio and applying a formula calculated at the annual rate of 0.50% on the first $200 million of the aggregate average daily net assets of the two Portfolios and 0.40% on the aggregate average daily net assets in excess of $200 million; this total is then allocated to each Portfolio based on their relative average daily net assets. These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended December 31, 1996, SB received sales charges of approximately $135,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1996, CDSCs paid to SB for Class B shares were approximately $40,000.

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and Class C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1996, total Distribution Plan fees were as follows:

                            Class A             Class B             Class C
============================================================================
Distribution Plan Fees      $851,122            $87,112             $131,238
============================================================================

     All officers and three Directors of the Fund are employees of SB.

12


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     3. Investments

     During the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $1,049,799,630
--------------------------------------------------------------------------------
Sales                                                              1,055,082,826
================================================================================

     At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

================================================================================
Gross unrealized appreciation                                       $2,562,080 *
Gross unrealized depreciation                                       (2,402,087)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $  159,993 *
================================================================================
*Substantially the same for Federal income tax purposes.

     4. Repurchase Agreements

     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. Reverse Repurchase Agreement

     The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreement.

                                                                              13


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     At December 31, 1996, the Portfolio had the following reverse repurchase agreement outstanding:

        FACE
       AMOUNT              SECURITY                               VALUE
==========================================================================
$17,865,000 Reverse Repurchase Agreement with Morgan
              Stanley Group, Inc., dated 12/31/96 bearing
              5.150% to be repurchased at $17,882,890
              on 1/7/97, collateralized by U.S. Treasury
              Note, 5.875% due 11/30/01                        $17,865,000
==========================================================================

     During the year ended December 31, 1996, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

==========================================================================
Maximum amount outstanding                                     $49,779,660
--------------------------------------------------------------------------
Average amount outstanding                                     $35,231,411
==========================================================================

     Interest rates earned on reverse repurchase agreements ranged from 1.375% to 5.150% during the year. Total market value of the collateral for the reverse repurchase agreement is $17,746,560.

     For the year ended December 31, 1996, interest expense from reverse repurchase agreements totalled $1,190,638.

     6. Securities Traded on a To-Be-Announced Basis

     The Portfolio may trade securities, particularly GNMAs, on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

     As of December 31, 1996, the Portfolio held no TBA securities.

14


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     7. Capital Shares

     At December 31, 1996, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     At December 31, 1996, total paid-in capital amounted to the following for each class:

                         Class A      Class B      Class C      Class Y     Class Z
======================================================================================
Total Paid-in Capital  $316,152,585  $10,933,851  $17,910,433  $6,339,731  $17,567,870
======================================================================================

     Transactions in shares of each class were as follows:

                                                 Year Ended                      Year Ended
                                              December 31, 1996               December 31, 1995
                                             --------------------             -----------------
                                             Shares        Amount             Shares     Amount
=====================================================================================================
Class A
Shares sold                                  434,053     $ 5,765,143         993,281  $ 13,089,337
Net asset value of shares issued
  in connection with the transfer
  of Smith Barney Funds, Inc.
  -- Monthly Payment
  Government Portfolio's
  net assets (Note 8)                             --              --       2,887,733      38,637,744
Shares issued on reinvestment                913,861      12,031,692       1,073,322      14,209,870
Shares redeemed                           (6,089,171)    (80,467,760)     (5,309,396)    (70,232,692)
-----------------------------------------------------------------------------------------------------
Net Decrease                              (4,741,257)   $(62,670,925)       (355,060)   $ (4,295,741)
=====================================================================================================
Class B
Shares sold                                  285,992     $ 3,778,340         759,232    $ 10,098,823
Net asset value of shares issued
  in connection with the transfer
  of Smith Barney Funds, Inc.
  -- Monthly Payment
  Government Portfolio's
  net assets (Note 8)                             --              --          40,956         548,705
Shares issued on reinvestment                 36,148         476,041          23,845         318,309
Shares redeemed                             (293,500)     (3,913,310)       (129,358)     (1,718,302)
-----------------------------------------------------------------------------------------------------
Net Increase                                  28,640    $    341,071         694,675    $  9,247,535
=====================================================================================================

                                                                              15


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                 Year Ended                  Year Ended
                                              December 31, 1996           December 31, 1995
                                             --------------------      -------------------------
                                             Shares        Amount      Shares         Amount
================================================================================================
Class C
Shares sold                                   55,061  $    725,736      236,768    $  3,129,915
Net asset value of shares issued
  in connection with the transfer
  of Smith Barney Funds, Inc.
  -- Monthly Payment
  Government Portfolio's
  net assets (Note 8)                             --            --      221,615       2,965,444
Shares issued on reinvestment                 50,186       660,064       69,690         921,823
Shares redeemed                             (388,960)   (5,148,015)    (641,755)     (8,524,847)
------------------------------------------------------------------------------------------------
Net Decrease                                (283,713) $ (3,762,215)    (113,682)   $ (1,507,665)
================================================================================================
Class Y
Shares sold                                       --            --        3,330    $     44,021
Shares issued on reinvestment                  7,206  $     95,184       12,500         165,457
Shares redeemed                              (99,666)   (1,326,266)    (613,583)     (8,026,122)
------------------------------------------------------------------------------------------------
Net Decrease                                 (92,460) $ (1,231,082)    (597,753)   $ (7,816,644)
================================================================================================
Class Z
Shares sold                                  152,496  $  2,025,204      212,929    $  2,792,334
Shares issued on reinvestment                107,482     1,415,835      110,569       1,464,379
Shares redeemed                             (326,769)   (4,320,674)    (271,382)     (3,595,473)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)                      (66,791) $   (879,635)      52,116    $    661,240
================================================================================================

     8. Transfer of Net Assets

     On October 13, 1995, the Portfolio acquired the assets and certain liabilities of the Smith Barney Funds, Inc. -- Monthly Payment Government Portfolio ("Monthly Payment") pursuant to a plan of reorganization approved by the Monthly Payment shareholders on October 6, 1995. Total shares issued by the Portfolio and the total net assets of Monthly Payment on the date of transfer were:

                                          Total Net
                         Shares           Assets of              Total Net
                        Issued by          Monthly               Assets of
Acquired Portfolio     the Portfolio       Payment             the Portfolio
============================================================================
Monthly Payment          3,150,304        $42,151,893           $409,850,631
============================================================================

     The total net assets of Monthly Payment before acquisition included unrealized appreciation of $1,425,657 and a net realized loss of $2,370,573. Total net assets of the Portfolio immediately after the transfer were $452,002,524. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

16


--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     9. Capital Loss Carryforward

     At December 31, 1996, the Portfolio had, for Federal income tax purposes, approximately $3,627,000 of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.

     The amount and date of expiration for each carryforward loss is indicated below:

                                        12/31/97       12/31/01        12/31/02
================================================================================
Carryforward Amounts                    $333,000       $430,000       $2,864,000
================================================================================

                                                                              17


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                  1996       1995         1994         1993        1992
======================================================================================================
Net Asset Value, Beginning of Year            $  13.59   $  12.50   $   13.66     $  13.87    $  14.10
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.84       0.92        0.91         0.98        1.06
   Net realized and unrealized gain (loss)       (0.33)      1.09       (1.11)       (0.10)      (0.13)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.51       2.01       (0.20)        0.88        0.93
------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.86)     (0.92)      (0.91)       (0.98)      (1.08)
   Net realized gains                               --         --       (0.05)*      (0.11)*     (0.08)*
------------------------------------------------------------------------------------------------------
Total Distributions                              (0.86)     (0.92)      (0.96)       (1.09)      (1.16)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $  13.24   $  13.59   $   12.50     $  13.66    $  13.87
------------------------------------------------------------------------------------------------------
Total Return                                      3.97%     16.52%     (1.48)%        6.40%       6.85%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $311,875   $384,534   $ 358,045     $468,278    $459,380
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.09%      0.79%    0.76%**         0.49%       0.50%
   Net investment income                          6.34       6.82        6.83         7.00        7.65
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            265%        57%         40%          57%         26%
======================================================================================================

Class B Shares                                1996        1995       1994(1)
==============================================================================
Net Asset Value, Beginning of Year           $13.61      $12.51     $12.47
------------------------------------------------------------------------------
Income From Operations:
  Net investment income                        0.77        0.80       0.08
  Net realized and unrealized gain (loss)     (0.33)       1.16       0.17
------------------------------------------------------------------------------
Total Income From Operations                   0.44        1.96       0.25
------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.79)      (0.86)     (0.21)
------------------------------------------------------------------------------
Total Distributions                           (0.79)      (0.86)     (0.21)
------------------------------------------------------------------------------
Net Asset Value, End of Year                 $13.26      $13.61     $12.51
------------------------------------------------------------------------------
Total Return                                   3.44%      16.03%      2.04%+++
------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $11,212     $11,116     $1,529
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.58%       1.28%      1.21%+**
  Net investment income                        5.85        6.16       6.94+
------------------------------------------------------------------------------
Portfolio Turnover Rate                         265%         57%        40%
==============================================================================

(1) For the period from November 7, 1994 (inception date) to December 31, 1994.
 * Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**  Amount has been restated from the December 31, 1994 annual report.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

18



--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                   1996      1995      1994(1)       1993    1992(2)
====================================================================================================
Net Asset Value, Beginning of Year             $ 13.58   $ 12.50   $ 13.66   $     13.86   $14.01
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                           0.78      0.86      0.82          0.89     0.15
  Net realized and unrealized gain (loss)        (0.33)     1.09     (1.11)        (0.10)      --
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.45      1.95     (0.29)         0.79     0.15
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.80)    (0.87)    (0.83)        (0.88)   (0.30)
  Net realized gains                                --        --     (0.04)*       (0.11)*     --
----------------------------------------------------------------------------------------------------
Total Distributions                              (0.80)    (0.87)    (0.87)        (0.99)   (0.30)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $ 13.23   $ 13.58   $ 12.50   $     13.66   $13.86
----------------------------------------------------------------------------------------------------
Total Return                                      3.49%    15.93%    (2.11)%        5.74%    1.07%+++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $17,249   $21,559   $21,253   $    19,938   $1,954
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.56%     1.25%     1.21%         1.21%    1.14%+
  Net investment income                           5.87      6.36      6.27          6.23     6.56+
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            265%       57%       40%           57%      26%
====================================================================================================

Class Y Shares                                    1996    1995      1994(3)     1993(4)
========================================================================================
Net Asset Value, Beginning of Year               $13.61  $12.51    $13.67      $13.97
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.88    1.00      0.89        0.86
  Net realized and unrealized gain (loss)         (0.33)   1.06     (1.10)      (0.10)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.55    2.06     (0.21)       0.76
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.89)  (0.96)    (0.91)      (0.95)
  Net realized gains                                 --      --     (0.04)*     (0.11)*
----------------------------------------------------------------------------------------
Total Distributions                               (0.89)  (0.96)    (0.95)      (1.06)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.27  $13.61    $12.51      $13.67
----------------------------------------------------------------------------------------
Total Return                                       4.30%  16.88%    (1.53)%      5.55%+++
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $5,589  $6,992   $13,903     $14,118
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.80%   0.49%     0.61%       0.69%+
  Net investment income                            6.64    7.22      6.82        7.29+
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                             265%     57%       40%         57%
========================================================================================

(1)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(2)  For the period from December 2, 1992 (inception date) to December 31, 1992.
(3)  On November 7, 1994, the former Class C shares were renamed Class Y shares.
(4)  For the period from January 12, 1993 (inception date) to December 31, 1993.
 * Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
 +++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

                                                                              19


--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Z Shares                                   1996       1995     1994(1)
===============================================================================
Net Asset Value, Beginning of Year               $13.60     $12.50   $12.47
-------------------------------------------------------------------------------
Income From Operations:
  Net investment income                            0.88       0.94     0.14
  Net realized and unrealized gain (loss)         (0.33)      1.11     0.13
-------------------------------------------------------------------------------
Total Income From Operations                       0.55       2.05     0.27
-------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.89)     (0.95)   (0.24)
  Net realized gains                                 --         --       --
-------------------------------------------------------------------------------
Total Distributions                               (0.89)     (0.95)   (0.24)
-------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.26     $13.60   $12.50
-------------------------------------------------------------------------------
Total Return                                       4.31%     16.89%   (2.15)%+++
-------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $19,511    $20,923  $18,580
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.79%      0.50%    0.34%+
  Net investment income                            6.64       7.12     7.55+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                             265%        57%      40%
===============================================================================

(1) For the period from November 7, 1994 (inception date) to December 31, 1994. +++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     A total of 24.8% of the ordinary income dividends paid by the Fund have been derived from Federal obligations and may be exempt from taxation at the state level.

20


--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                   /s/ KPMG Peat Marwick LLP

New York, New York
February 7, 1997

                                                                              21


SMITH BARNEY
FUNDS, INC.


DIRECTORS

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan


OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
---------------------------------

A Member of TravelersGroup  [LOGO]


INVESTMENT MANAGER

Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR

Smith Barney Inc.

CUSTODIAN

PNC Bank, N.A.

SHAREHOLDER
SERVICING AGENT

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY FUNDS, INC.

388 Greenwich Street
New York, New York 10013


FD01086 2/97

ANNUAL REPORT


1996
1996
1996
1996
1996


SMITH BARNEY
FUNDS, INC.

INCOME RETURN
ACCOUNT PORTFOLIO

SHORT-TERM U.S.
TREASURY SECURITIES
PORTFOLIO

-------------------
December 31, 1996


[LOGO]  SMITH BARNEY MUTUAL FUNDS

        Investing for your future.
        Every day.

--------------------------------------------------------------------------------
INCOME RETURN ACCOUNT AND SHORT-TERM
 U.S. TREASURY SECURITIES PORTFOLIOS
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Funds, Inc. -- Income Return Account Portfolio and Short-Term U.S. Treasury Securities Portfolio ("Portfolios") for the year ended December 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow.

Market Overview

In our view, one of the most important events for the market in 1996 was the unexpected strength of the U.S. economy during the first half of the year and weaker economic growth during the second half. In addition to President Clinton's re-election and Congress maintaining its Republican majority, other significant market events in 1996 include the U.S. Treasury's plans to introduce inflation-indexed securities, the Boskin Report that suggests inflation may be roughly 1% lower than previously reported, and Russian President Boris Yeltsin surviving both medically and politically.

Income Return Account Portfolio
Performance and Investment Strategy

For the year ended December 31, 1996, the Income Return Account Portfolio's Class A shares had a total return of 4.08% and underperformed versus the 5.67% total return for the Salomon Brothers One-Year Treasury Index over the same period. In addition, over the past twelve months, the Portfolio distributed dividends totaling $0.47 per Class A share.

The Income Return Account invests in money market instruments to help provide stability, and in longer-term securities (not to exceed five years for U.S. Government securities, and three years for corporate debt obligations) to provide enhanced return. For defensive purposes, the Portfolio also employs an immunization strategy. (The Portfolio's immunization strategy involves the use of proprietary technology that helps provide support to the manager in avoiding negative quarterly returns.) While minor day-to-day price fluctuations are unavoidable, this strategy should produce sufficient income during adverse market conditions to offset any potential decline in the prices of the Portfolio's longer term securities. In extremely uncertain or volatile periods of interest rates, it is possible for the Portfolio to be fully invested in short-term money market instruments. Unlike money market funds, which generally seek to maintain a stable net asset value (NAV) of $1.00 per share, the Income Return Account Portfolio's NAV does fluctuate with market conditions.

Volatility in the market and the speed of that volatility has risen during the reporting period. In our view, a primary factor behind this higher (and faster) volatility has been the increasingly important market influence of hedge funds, foreign investors and central banks. In this type of environment, the Portfolio's immunization strategy, although challenged, has enabled the Portfolio to avoid quarterly negative returns this past year.

Special Shareholder Notice

Assets have declined in the Income Return Account Portfolio over the last year while its fixed costs have remained constant. As a result, the Portfolio's investment style has been somewhat inhibited. After careful analysis of the Portfolio's fee structure and recent performance, we will not allow purchases into this Portfolio as of February 24, 1997 for new or existing shareholders.

In order to serve your investment needs, we encourage you to contact your Smith Barney Financial Consultant or other qualified financial adviser to discuss other Smith Barney Mutual Funds that may be appropriate in helping you to meet your financial goals. He or she will be happy to discuss the wide range of investment options available from Smith Barney Mutual Funds in greater detail. You can, of course, exchange your shares in the Income Return Account Portfolio to any other fund in the Smith Barney family of funds without the imposition of any fees. We appreciate your continued support and look forward to helping serve your investment needs in the future.

Short-Term U.S. Treasury Securities Portfolio
Performance and Investment Strategy

For the year ended December 31, 1996, the Short-Term U.S. Treasury Securities Portfolio's Class A shares had a total return of 2.17%, which was below its Lipper Analytical Services, Inc. peer group total return average of 3.76%. (Lipper is an independent fund tracking organization.) In addition, over the past twelve months, the Portfolio distributed dividends totaling $0.23 per Class A share.

During the reporting period, we modestly extended the Portfolio's average weighted maturity from 3.14 years to 5.23 years. Another key aspect of the Portfolio's investment strategy was to "ladder" its maturities. By purchasing bonds that mature at set intervals, the Portfolio will be diversified in case of changes in interest rates.

Market Outlook

Looking ahead to 1997, we believe there may be some possible (although not necessarily probable) market challenges on the horizon such as:

     --   Data that indicates moderate to weaker economic growth
     -- Continued partisan ethics probes that negatively impact our political leaders
     -- U.S. dollar coming under short-term pressure because of a failure to put in place a credible fiscal plan
     --   Renewed tension in the Middle East -- possibly oil related
     --   Political problems resurfacing in Russia

In our opinion, the yield on the 5 Year U.S. Treasury bond should remain in a broad range of low 5% - high 5%. However, if any of the above expected 1997 events take place, the yield could temporarily rise above the 6% level. Ultimately, we believe this would represent a buying opportunity because U.S. economic fundamentals do not, in our view, warrant higher rates.

In closing, we would like to thank you for your investment in the Income Return Account and Short-Term U.S. Treasury Securities Portfolios. We look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Heath B. McLendon                   /s/ James E. Conroy

Heath B. McLendon                       James E. Conroy
Chairman and                            Vice President
Chief Executive Officer


/s/ Patrick Sheehan

Patrick Sheehan
Vice President

January 15, 1997

--------------------------------------------------------------------------------
                        Income Return Account Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                     Net Asset Value
                                   -------------------
                                Beginning          End              Income         Capital Gain        Return of           Total
Year Ended                       of Year          of Year          Dividends       Distributions        Capital           Returns(1)
====================================================================================================================================
12/31/96                         $9.60             $9.48             $0.47             $0.00             $0.03              4.08%
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                          9.34              9.60              0.51              0.00              0.00              8.43
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                          9.59              9.34              0.45              0.00              0.00              2.14
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                          9.68              9.59              0.47              0.00              0.00              4.00
------------------------------------------------------------------------------------------------------------------------------------
12/31/92                          9.65              9.68              0.52              0.00              0.00              5.85
------------------------------------------------------------------------------------------------------------------------------------
12/31/91                          9.38              9.65              0.73              0.00              0.00             11.06
------------------------------------------------------------------------------------------------------------------------------------
12/31/90                          9.31              9.38              0.74              0.00              0.00              9.10
------------------------------------------------------------------------------------------------------------------------------------
12/31/89                          9.12              9.31              0.75              0.00              0.00             10.67
------------------------------------------------------------------------------------------------------------------------------------
12/31/88                          9.26              9.12              0.72              0.00              0.00              6.48
------------------------------------------------------------------------------------------------------------------------------------
12/31/87                          9.43              9.26              0.60              0.06              0.00              5.36
====================================================================================================================================
Total                                                                $5.96             $0.06             $0.03
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                                    Net Asset Value
                                  -------------------
                                Beginning          End              Income         Capital Gain        Return of           Total
Year Ended                       of Year          of Year          Dividends       Distributions        Capital           Returns(1)
====================================================================================================================================
12/31/96                         $9.60             $9.48             $0.44             $0.00             $0.03              3.72%
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                          9.34              9.60              0.48              0.00              0.00              8.06
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                          9.58              9.34              0.42              0.00              0.00              1.86
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                          9.68              9.58              0.43              0.00              0.00              3.53
------------------------------------------------------------------------------------------------------------------------------------
Inception*-12/31/92               9.69              9.68              0.04              0.00              0.00              0.31+
====================================================================================================================================
Total                                                                $1.81             $0.00             $0.03
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                    Net Asset Value
                                  -------------------
                                Beginning          End              Income         Capital Gain        Return of           Total
Year Ended                       of Year          of Year          Dividends       Distributions        Capital           Returns(1)
====================================================================================================================================
12/31/96                         $9.60             $9.48             $0.48             $0.00             $0.03              4.18%
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                          9.34              9.60              0.51              0.00              0.00              8.43
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                          9.59              9.34              0.44              0.00              0.00              2.01
------------------------------------------------------------------------------------------------------------------------------------
Inception*-12/31/93               9.72              9.59              0.42              0.00              0.00              3.01+
====================================================================================================================================
Total                                                                $1.85             $0.00             $0.03
====================================================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
                        Income Return Account Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                 Without Sales Charge(1)
                                         ---------------------------------------
                                         Class A         Class C         Class Y
================================================================================
Year Ended 12/31/96                       4.08%           3.72%           4.18%
-------------------------------------------------------------------------------
Five Years Ended 12/31/96                 4.91             N/A             N/A
-------------------------------------------------------------------------------
Ten Years Ended 12/31/96                  6.82             N/A             N/A
-------------------------------------------------------------------------------
Inception* through 12/31/96               7.17            4.30            4.48
================================================================================

                                                 Without Sales Charge(2)
                                         ---------------------------------------
                                         Class A         Class C         Class Y
================================================================================
Year Ended 12/31/96                       1.95%           2.72%           4.18%
-------------------------------------------------------------------------------
Five Years Ended 12/31/96                 4.48             N/A             N/A
-------------------------------------------------------------------------------
Ten Years Ended 12/31/96                  6.61             N/A             N/A
-------------------------------------------------------------------------------
Inception* through 12/31/96               6.99            4.30            4.48
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                  Without
                                                               Sales Charge(1)
================================================================================
Class A  (12/31/86 through 12/31/96)                              93.40%
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/96)                             18.56
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/96)                             18.71
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 * Inception dates for Class A, C and Y shares are March 4, 1985, December 16, 1992, and February 1, 1993, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                 Growth of $10,000 Invested in Class A Shares of
                     the Income Return Account Portfolio vs.
                     Salomon Brothers 1-Year Treasury Index+
--------------------------------------------------------------------------------
                         December 1986 -- December 1996

                                  [GRAPHIC]

                   Income Return              Salomon Brothers
                      Account                 Portfolio 1-Year
                      Treasury                      Index
                   -------------              ----------------
12/86              $   9,874                  $    10,000
12/87                 10,343                       10,574
12/88                 11,014                       11,220
12/89                 12,188                       12,350
12/90                 13,262                       13,452
12/91                 14,863                       14,634
12/92                 15,732                       15,337
12/93                 16,361                       15,925
12/94                 16,703                       16,343
12/95                 18,112                       17,664
12/96                 18,851                       18,776

 + Hypothetical illustration of $10,000 invested in Class A shares on December 31, 1986, assuming deduction of the maximum 2.50% sales charge in effect at the time of investment and the reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through December 31, 1996. The Salomon Brothers 1-Year Treasury Index is composed of the most recently issued twelve month United States Treasury Bill which is used to track the Treasury Bill's total return until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                 Short-Term U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                                      Net Asset Value
                                                  -------------------------
                                                  Beginning          End              Income         Capital Gain       Total
Year Ended                                         of Year          of Year          Dividends       Distributions    Returns(1)
====================================================================================================================================
12/31/96                                           $4.19            $4.05            $0.23            $0.00             2.17%
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                            3.91             4.19             0.22             0.00            13.16
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                            4.16             3.91             0.18             0.00            (2.15)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                            4.12             4.16             0.18             0.02             6.01
------------------------------------------------------------------------------------------------------------------------------------
12/31/92                                            4.09             4.12             0.19             0.01             5.92
------------------------------------------------------------------------------------------------------------------------------------
Inception*-12/31/91                                 4.01             4.09             0.03             0.01             2.85+
====================================================================================================================================
Total                                                                                $1.03            $0.04
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance-- Class Y Shares
--------------------------------------------------------------------------------

                                                       Net Asset Value
                                                  -------------------------
                                                  Beginning          End              Income         Capital Gain       Total
Year Ended                                         of Year          of Year          Dividends       Distributions    Returns(1)
====================================================================================================================================
====================================================================================================================================
Inception*-12/31/96                               $4.19              $4.05           $0.22            $0.00            2.08%+
====================================================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                       Without Sales Charge
                                                      -----------------------
                                                      Class A         Class Y
================================================================================
Year Ended 12/31/96                                    2.17%              N/A
--------------------------------------------------------------------------------
Five Years Ended 12/31/96                              5.04               N/A
--------------------------------------------------------------------------------
Inception* through 12/31/96                            5.47             2.08%+
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge
================================================================================
Class A (Inception* through 12/31/96)                           31.49%
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/96)                           2.08+
================================================================================

 * The inception dates for Class A and Y shares are November 11, 1991 and February 7, 1996, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
             the Short-Term U.S. Treasury Securities Portfolio vs.
                    Salomon Brothers 3-Year Treasury Index+
--------------------------------------------------------------------------------
                         November 1991 -- December 1996

                                   [GRAPHIC]

                 Short-Term       Salomon Brothers
               U.S. Treasury     3-Year Treasury Index
               -------------     ---------------------
11/11/91       $    10000        $    10000
12/91               10283             10230
12/92               10891             10902
12/93               11547             11653
12/94               11361             11471
12/95               12874             13004
12/96               13149             13674

 + Hypothetical illustration of $10,000 invested in shares at inception on November 11, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1996. The Salomon Brothers 3-Year Treasury Index is composed of the most recently issued 3-year United States Treasury Note which is used to track the Note's total return until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1996
--------------------------------------------------------------------------------

                        INCOME RETURN ACCOUNT PORTFOLIO

  FACE
 AMOUNT                    SECURITY                                    VALUE
================================================================================
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 100%
$ 3,020,000  U.S. Treasury Note, 5.625% due 10/31/97                 $ 3,021,299
  9,000,000  U.S. Treasury Note, 5.625% due 1/31/98                    9,000,810
  1,000,000  U.S. Treasury Note, 5.500% due 11/15/98                     993,620
  3,000,000  Federal Farm Credit Corp., 4.000% due 2/3/97              2,996,580
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $15,979,741*)                                  $16,012,309
================================================================================

                 SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO
================================================================================
U.S. TREASURY OBLIGATIONS -- 97.2%
$10,500,000  U.S. Treasury Note, 6.500% due 4/30/99                 $ 10,629,360
 20,000,000  U.S. Treasury Note, 6.750% due 5/31/99                   20,353,400
 11,000,000  U.S. Treasury Note, 6.875% due 7/31/99                   11,228,690
  7,500,000  U.S. Treasury Note, 6.500% due 8/31/01                    7,585,950
 10,000,000  U.S. Treasury Note, 5.875% due 11/30/01                   9,859,200
 20,500,000  U.S. Treasury Note, 5.875% due 2/15/04                   19,970,075
 11,000,000  U.S. Treasury Note, 6.500% due 10/15/06                  11,061,820
 24,300,000  U.S. Treasury Strip, zero coupon due 2/15/00             20,176,776
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS
             (Cost -- $109,444,850)                                  110,865,271
================================================================================
REPURCHASE AGREEMENT -- 2.8%
 3,215,000   Citibank, 6.893% due 1/2/97; Proceeds at
             maturity -- $3,216,231; (Fully collateralized by
             U.S. Treasury Notes, 5.750% due 12/31/98;
             Market value -- $3,279,395)(Cost -- $3,215,000)           3,215,000
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost-- $112,659,850*)                                 $114,080,271
================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

================================================================================
Statements of Assets and Liabilities                           December 31, 1996
================================================================================

                                                                                              Income                   Short-Term
                                                                                              Return                  U.S.Treasury
                                                                                              Account                  Securities
                                                                                             Portfolio                  Portfolio
====================================================================================================================================
ASSETS:
  Investments, at value (Cost--$15,979,741
    and $112,659,850, respectively)                                                        $  16,012,309              $ 114,080,271
  Cash                                                                                           988,450                        356
  Receivable for securities sold                                                               4,004,796                         --
  Receivable for Fund shares sold                                                                     --                    232,887
  Interest receivable                                                                            267,329                  1,371,469
  Other assets                                                                                    56,853                     81,573
------------------------------------------------------------------------------------------------------------------------------------
  Total Assets                                                                                21,329,737                115,766,556
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                                            3,624,777                    137,081
  Management fees payable                                                                          7,745                     45,300
  Distribution fees payable                                                                          645                      9,290
  Dividend payable                                                                                    --                    110,423
  Accrued expenses                                                                                22,734                     26,605
------------------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                            3,655,901                    328,699
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $  17,673,836              $ 115,437,857
====================================================================================================================================
NET ASSETS:
  Par value of capital shares                                                              $      18,643              $     285,355
  Captial paid in excess of par value                                                         18,390,454                122,775,426
  Overdistributed net investment income                                                           (2,577)                        --
  Accumulated net realized loss on
    security transactions                                                                       (765,252)                (9,043,345)
  Net unrealized appreciation of investments                                                      32,568                  1,420,421
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $  17,673,836              $ 115,437,857
====================================================================================================================================
Shares Outstanding:
  Class A                                                                                      1,576,712                 20,597,691
  ----------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                        220,454                         --
  ----------------------------------------------------------------------------------------------------------------------------------
  Class Y                                                                                         67,116                  7,937,830
  ----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
  ----------------------------------------------------------------------------------------------------------------------------------
  Class A (redemption price)                                                                       $9.48                      $4.05
  ----------------------------------------------------------------------------------------------------------------------------------
  Class C*                                                                                         $9.48                         --
  ----------------------------------------------------------------------------------------------------------------------------------
  Class Y (redemption price)                                                                       $9.48                      $4.05
  ----------------------------------------------------------------------------------------------------------------------------------
Class A Maximum  Public  Offering Price Per Share
  (net asset value plus 2.04% of net asset value per
    share for shares of the Income Return Account
    Portfolio)                                                                                     $9.67                      $4.05
====================================================================================================================================

* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                       See Notes to Financial Statements.

================================================================================
Statements of Operations                    For the Year Ended December 31, 1996
================================================================================

                                                     Income        Short-Term
                                                     Return       U.S.Treasury
                                                     Account       Securities
                                                    Portfolio       Portfolio
================================================================================
INVESTMENT INCOME:
Interest                                         $   1,391,081    $   7,465,429
Less: Interest expense (Note 5)                             --         (429,694)
--------------------------------------------------------------------------------
Total Investment Income                              1,391,081        7,035,735
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                             107,484          479,559
  Distribution fees (Note 2)                             7,740          324,545
  Registration fees                                    110,286           48,000
  Shareholder and system servicing fees                 20,499           64,112
  Audit and legal                                       16,552           26,000
  Shareholder communications                            14,015           28,650
  Directors' fees                                        3,500            3,111
  Custody                                                1,003            4,798
  Other                                                  7,241           13,590
--------------------------------------------------------------------------------
  Total Expenses                                       288,320          992,365
--------------------------------------------------------------------------------
Net Investment Income                                1,102,761        6,043,370
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Gain (Loss) From Securities
  Transactions (excluding short-term
  securities):
    Proceeds from sales                             28,213,633      137,344,453
    Cost of securities sold                         28,141,635      138,314,950
--------------------------------------------------------------------------------
  Net Realized Gain (Loss)                              71,998         (970,497)
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation
    of Investments:
      Beginning of year                                261,510        3,923,767
      End of year                                       32,568        1,420,421
    Decrease in Net Unrealized Appreciation           (228,942)      (2,503,346)
--------------------------------------------------------------------------------
Net Loss on Investments                               (156,944)      (3,473,843)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations           $     945,817    $   2,569,527
================================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                            Years Ended
                                                            December 31,
                                                    ---------------------------
Income Return Account Portfolio                        1996           1995
================================================================================
OPERATIONS:
Net investment income                               $  1,102,761   $  1,513,388
Net realized gain                                         71,998        102,837
Increase (decrease) in net unrealized appreciation      (228,942)       724,801
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                   945,817      2,341,026
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (1,192,442)    (1,510,819)
  Capital                                                (54,765)            --
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                     (1,247,207)    (1,510,819)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                     2,637,826      2,507,895
  Net asset value of shares issued for
    reinvestment of dividends                          1,046,263      1,263,875
  Cost of shares reacquired                          (11,273,378)   (11,328,757)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                           (7,589,289)    (7,556,987)
--------------------------------------------------------------------------------
Decrease in Net Assets                                (7,890,679)    (6,726,780)
NET ASSETS:
  Beginning of year                                   25,564,515     32,291,295
--------------------------------------------------------------------------------
  End of year*                                      $ 17,673,836   $ 25,564,515
================================================================================
* Includes undistributed (overdistributed)
  net investment income of:                              $(2,577)       $17,808
================================================================================

                       See Notes to Financial Statements

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

                                                                                                          Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
Short Term U.S. Treasury Securities Portfolio                                                   1996                      1995
====================================================================================================================================
OPERATIONS:
  Net investment income                                                                    $   6,043,370              $   4,746,932
  Net realized loss                                                                             (970,497)                (1,124,138)
  Increase (decrease) in net unrealized appreciation                                          (2,503,346)                 7,502,923
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                         2,569,527                 11,125,717
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                       (6,043,370)                (4,746,932)
------------------------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                                             (6,043,370)                (4,746,932)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                                            44,968,002                 10,999,038
  Net asset value of shares issued in
    connection with the transfer of the
    Smith Barney Income Trust--Smith
    Barney Limited Maturity Treasury
    Fund's net assets (Note 7)                                                                        --                 53,909,184
  Net asset value of shares issued for
    reinvestment of dividends                                                                  4,448,261                  3,983,544
  Cost of shares reacquired                                                                  (37,603,657)               (56,878,050)
------------------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                                                   11,812,606                 12,013,716
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                                         8,338,763                 18,392,501
NET ASSETS:
  Beginning of year                                                                          107,099,094                 88,706,593
------------------------------------------------------------------------------------------------------------------------------------
  End of year                                                                              $ 115,437,857              $ 107,099,094
====================================================================================================================================

                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1.   Significant Accounting Policies

     The Income Return Account Portfolio ("Income Return Account") and the Short-Term U.S. Treasury Securities Portfolio ("Short-Term U.S. Treasury") are separate investment portfolios ("Portfolios") of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of these Portfolios and two other separate investment portfolios: Equity Income and U.S. Government Securities Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) U.S. Government and Agency Obligations are valued at the mean between the bid and ask prices; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premiums, which approximates market value;
(e) interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method;
(g) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) each Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized losses and overdistributed net investment income amounting to $876,134 and $69,296, respectively, were reclassified to paid-in capital for Income Return Account. In addition, a portion of accumulated net realized gains amounting to $18,822 was reclassified to paid-in capital for Short-Term U.S. Treasury. Net investment income, net realized gains and net assets for each Portfolio were not affected by these changes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     2.   Management Agreements
          and Transactions with Affiliated Persons

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc., acts as investment manager to the Fund. The management fee for the Income Return Account and U.S. Government Securities Portfolios is determined by aggregating the assets of each Portfolio and applying a formula calculated at the annual rate of 0.50% on the first $200 million of the aggregate average daily net assets of the two portfolios and 0.40% on the aggregate average daily net assets in excess of $200 million; this total is then allocated to each Portfolio based on their relative average daily net assets. Short-Term U.S. Treasury pays SBMFM a management fee calculated at the annual rate of 0.45% of the Portfolio's average daily net assets. These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of Smith Barney Holdings Inc., acts as distributor of Fund shares. For the year ended December 31, 1996, SB received sales charges of approximately $25,000 on sales of Income Return Account Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Income Return Account Class C shares if redemption occurs less than one year from initial purchase. In addition, Income Return Account Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended December 31, 1996, CDSCs paid to SB were:

                                                Class A        Class C
================================================================================
Income Return Account                           $2,000          $1,000
================================================================================

     Pursuant to a Distribution Plan, Income Return Account pays a distribution fee and service fee with respect to its Class C shares calculated at an annual rate of 0.20% and 0.15% of average daily net assets, respectively. Short-Term U.S. Treasury pays a distribution fee and a service fee with respect to Class A shares calculated at the annual rate of 0.10% and 0.25% of its average daily net assets, respectively. For the year ended December 31, 1996, total Distribution Plan fees were as follows:

                                                Class A        Class C
================================================================================
Income Return Account                                 --        $7,740
Short-Term U.S. Treasury                        $324,545            --
================================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

     All officers and three Directors of the Fund are employees of SB.

     3.   Investments

     During the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                Income
                                                Return              Short-Term
                                                Account            U.S. Treasury
================================================================================
Purchases                                    $ 25,129,112           $144,258,687
--------------------------------------------------------------------------------
Sales                                          28,213,633            137,344,453
================================================================================

     At December 31, 1996, aggregate gross unrealized appreciation and depreciation of investments were as follows:

                                                   Income
                                                   Return           Short-Term
                                                   Account         U.S. Treasury
================================================================================
Gross unrealized appreciation*                    $ 33,109          $ 1,730,008
Gross unrealized depreciation*                        (541)            (309,587)
--------------------------------------------------------------------------------
Net unrealized appreciation*                      $ 32,568          $ 1,420,421
================================================================================

*Substantially the same for Federal income tax purposes.

     4.   Repurchase Agreements

     The Portfolios purchase (and their custodian take possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.   Reverse Repurchase Agreement

     A reverse repurchase agreement involves a sale by Short-Term U.S. Treasury of securities that it holds with an agreement to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain

================================================================================
Notes to Financial Statements (continued)
================================================================================

cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect the reverse repurchase agreements.

     At December 31, 1996, the Portfolio had no reverse repurchase agreements.

     During the year ended December 31, 1996, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

================================================================================
Maximum amount outstanding                                      $22,244,375
--------------------------------------------------------------------------------
Average amount outstanding                                       19,746,400
================================================================================

     Interest rates on reverse repurchase agreements ranged from 1.375% to 5.050% during the year.

     For the year ended December 31, 1996, interest expense on reverse repurchase agreements totalled $429,694 for Short-Term U.S. Treasury.

     6.   Capital Shares

     At December 31, 1996, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. Each Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At December 31, 1996, total paid-in-capital amounted to the following for each class and respective Portfolio:

                                       Class A         Class C         Class Y
================================================================================
Income Return Account                $15,472,817     $ 2,158,757     $   777,523
--------------------------------------------------------------------------------
Short-Term U.S. Treasury              91,111,731              --      31,949,050
================================================================================

================================================================================
Notes to Financial Statements  (continued)
================================================================================

     Transactions in shares of each class were as follows:

                                                                    Year Ended                                 Year Ended
                                                                 December 31, 1996                          December 31, 1995
                                                          -------------------------------            -------------------------------
Income Return Account                                        Shares             Amount                Shares              Amount
====================================================================================================================================
Class A
Shares sold                                                  221,871         $  2,115,137              225,444         $  2,157,394
Shares issued on reinvestment                                 70,351              669,288               78,208              744,322
Shares redeemed                                             (415,523)          (4,034,655)            (629,762)          (5,998,609)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                (123,301)        $ (1,250,230)            (326,110)        $ (3,096,893)
====================================================================================================================================
Class C
Shares sold                                                   54,931         $    522,432               31,564         $    300,875
Shares issued on reinvestment                                  7,212               68,623               10,399               98,935
Shares redeemed                                             (104,148)            (993,088)            (106,686)          (1,012,222)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                 (42,005)        $   (402,033)             (64,723)        $   (612,412)
====================================================================================================================================
Class Y
Shares sold                                                        1         $         10                   --         $         --
Shares issued on reinvestment                                  3,887               36,968                6,752               64,067
Shares redeemed                                              (35,888)            (341,958)            (254,016)          (2,404,236)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                 (32,000)        $   (304,980)            (247,264)        $ (2,340,169)
====================================================================================================================================
Class Z*
Shares sold                                                       26         $        247                5,206         $     49,626
Shares issued on reinvestment                                 28,488              271,384               37,427              356,551
Shares redeemed                                             (628,796)          (5,903,677)            (200,256)          (1,913,690)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                (600,282)        $ (5,632,046)            (157,623)        $ (1,507,513)
====================================================================================================================================

Short-Term U.S. Treasury
====================================================================================================================================
Class A
Shares sold                                                3,206,711         $ 13,018,952            2,680,304         $ 10,999,038
Net asset value of shares
  issued in connection with the
  transfer of Smith Barney
  Income Trust - Smith
  Barney Limited Maturity
  Treasury Fund's net
  assets (Note 7)                                                 --                   --           13,207,339           53,909,184
Shares issued on reinvestment                              1,099,875            4,448,261              973,147            3,983,544
Shares redeemed                                           (9,277,889)         (37,603,657)         (13,976,062)         (56,878,050)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   (4,971,303)        $(20,136,444)           2,884,728         $ 12,013,716
====================================================================================================================================
Class Y**
Shares sold                                                7,937,830         $ 31,949,050                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                               7,937,830         $ 31,949,050                   --                   --
====================================================================================================================================

*    As of December 31, 1996, Class Z Shares were fully redeemed.
** Transactions are for the period from February 7, 1996 (inception date) to December 31, 1996.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     7.   Transfer of Net Assets

     On August 11, 1995, Short-Term U.S. Treasury acquired the assets and certain liabilities of the Smith Barney Income Trust--Smith Barney Limited Maturity Treasury Fund ("Limited Maturity Treasury"), pursuant to a plan of reorganization approved by shareholders on August 11, 1995. Total shares issued by Short-Term U.S. Treasury and the total net assets of Limited Maturity Treasury on the date of transfer were:

                                                   Total Net
                                    Shares         Assets of       Total Net
                                   Issued by        Acquired       Assets of
Acquired Fund                     the Portfolio      Fund        the Portfolio
================================================================================
Limited Maturity Treasury          13,207,339     $53,909,184      $64,271,771
================================================================================

     The total net assets of Limited Maturity Treasury before acquisition included unrealized appreciation of $331,570 and a net realized loss of $3,000,291. Total net assets of Short-Term U.S. Treasury immediately after the transfer were $118,180,955. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

     At December 31, 1996, Income Return Account and Short-Term U.S. Treasury had for Federal income tax purposes approximately $765,000 and $9,043,000 of capital loss carryforwards available to offset future realized gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each capital carryforward loss are indicated below:

                                   1997           2001           2002           2003           2004
=======================================================================================================
Income Return Account           $  218,000             --     $  547,000             --              --
Short-Term U.S. Treasury                --     $1,477,000      5,471,000     $1,124,000      $  971,000
=======================================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                                                    Class A Shares
                                                        ----------------------------------------------------------------------------
Income Return Account Portfolio                             1996           1995           1994             1993           1992
====================================================================================================================================
Net Asset Value, Beginning of Year                      $     9.60     $     9.34     $     9.59       $     9.68     $     9.65
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                       0.44           0.51           0.46             0.45           0.52
  Net realized and unrealized gain (loss)                    (0.06)          0.26          (0.26)           (0.07)          0.03
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                  0.38           0.77           0.20             0.38           0.55
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                      (0.47)         (0.51)         (0.45)           (0.47)         (0.52)
  Capital                                                    (0.03)            --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.50)         (0.51)         (0.45)           (0.47)         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $     9.48     $     9.60     $     9.34       $     9.59     $     9.68
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  4.08%          8.43%          2.14%            4.00%          5.85%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $   14,948     $   16,324     $   18,918       $   50,874     $   48,538
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                    1.26%          0.69%          0.56%            0.53%          0.50%
  Net investment income                                       4.82           5.38           4.60             4.67           5.33
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        122%           107%           127%             152%            84%
====================================================================================================================================

                                                                                    Class C Shares
                                                        ----------------------------------------------------------------------------
Income Return Account Portfolio                             1996          1995          1994(1)           1993           1992(2)
====================================================================================================================================
Net Asset Value, Beginning of Year                      $     9.60     $     9.34     $     9.58       $     9.68     $     9.69
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                       0.41           0.48           0.42             0.45           0.03
  Net realized and unrealized gain(loss)                     (0.06)          0.26          (0.24)           (0.12)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                  0.35           0.74           0.18             0.33           0.03
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                      (0.44)         (0.48)         (0.42)           (0.43)         (0.04)
  Capital                                                    (0.03)            --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.47)         (0.48)         (0.42)           (0.43)         (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $     9.48     $     9.60     $     9.34       $     9.58     $     9.68
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  3.72%          8.06%          1.86%            3.53%          0.31%+++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $    2,090     $    2,520     $    3,055       $    3,993     $       10
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                    1.60%          1.02%          0.94%            0.90%          0.86%+
  Net investment income                                       4.46           4.89           4.40             4.25           5.71+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio  Turnover  Rate                                      122%           107%           127%             152%            84%
====================================================================================================================================

(1)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(2)  For the period from December 16, 1992 (inception date) to December 31,
     1992.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

    For a share of each class of capital stock outstanding throughout each year:

                                                                                              Class Y Shares
                                                                     ---------------------------------------------------------------
Income Return Account Portfolio                                          1996           1995           1994(1)            1993(2)
====================================================================================================================================
Net Asset Value, Beginning of Year                                   $    9.60       $    9.34       $    9.59         $    9.72
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                   0.45            0.51            0.44              0.42
  Net realized and unrealized gain (loss)                                (0.06)           0.26           (0.25)            (0.13)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                              0.39            0.77            0.19              0.29
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                  (0.48)          (0.51)          (0.44)            (0.42)
  Capital                                                                (0.03)             --              --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.51)          (0.51)          (0.44)            (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                         $    9.48       $    9.60       $    9.34         $    9.59
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                              4.18%           8.43%           2.01%             3.01%+++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                       $     636       $     952       $   3,235         $   5,412
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                                1.17%           0.73%           0.69%             0.75%+
  Net investment income                                                   5.12            5.43            4.65              4.78+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    122%            107%            127%              152%
====================================================================================================================================

(1)  On November 7, 1994, the former Class C shares were renamed Class Y shares.
(2) For the period from February 1, 1993 (inception date) to December 31, 1993. +++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                                                        Class A Shares
Short-Term U.S. Treasury                                 ---------------------------------------------------------------------------
Securities Portfolio                                        1996              1995           1994             1993           1992
====================================================================================================================================
Net Asset Value, Beginning of Year                        $     4.19       $     3.91     $     4.16     $     4.12     $     4.09
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                         0.23             0.22           0.18           0.18           0.19
  Net realized and unrealized gain (loss)                      (0.14)            0.28          (0.25)          0.06           0.04
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                             0.09             0.50          (0.07)          0.24           0.23
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                        (0.23)           (0.22)         (0.18)         (0.18)         (0.19)
  Net realized gains                                              --               --             --          (0.02)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.23)           (0.22)         (0.18)         (0.20)         (0.20)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                              $     4.05       $     4.19     $     3.91     $     4.16     $     4.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    2.17%           13.16%         (2.15)%         6.01%          5.92%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                            $   83,324       $  107,099     $   88,707     $  205,758     $  130,280
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                      0.98%            0.98%          0.91%          0.88%          0.91%
  Net investment income                                         5.62             5.29           4.54           4.40           4.76
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          130%              29%            25%            41%            45%
====================================================================================================================================

                                                                     Class Y
                                                                     Shares
                                                                    --------
Short-Term U.S. Treasury Securities Portfolio                        1996(1)
================================================================================
Net Asset Value, Beginning of Year                                $     4.19
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                                 0.22
  Net realized and unrealized loss                                     (0.14)
--------------------------------------------------------------------------------
Total Income From Operations                                            0.08
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                (0.22)
--------------------------------------------------------------------------------
Total Distributions                                                    (0.22)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $     4.05
--------------------------------------------------------------------------------
Total Return+++                                                         2.08%
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                    $   32,114
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                              0.58%
  Net investment income                                                 5.99
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  130%
================================================================================

(1) For the period February 7, 1996 (inception date) through December 31, 1996. +++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Funds Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Income Return Account and Short-Term U.S. Treasury Securities Portfolios of Smith Barney Funds, Inc. as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Income Return Account and Short-Term U.S. Treasury Securities Portfolios of Smith Barney Funds, Inc. as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                             /s/ KPMG Peat Marwick LLP

New York, New York
February 19, 1997

================================================================================
Tax Information (unaudited)
================================================================================

A total of 87.48% and 91.59% of the ordinary income dividends paid by the Income Return Account Portfolio and Short-Term U.S. Treasury Securities Portfolio, respectively, have been derived from federal obligations and may be exempt from taxation at the state level.

SMITH BARNEY
FUNDS, INC.


DIRECTORS

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan


OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James E. Conroy
Vice President

Bruce D. Sargent
Vice President

Patrick Sheehan
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
----------------------------------
A Member of TravelersGroup  [LOGO]


INVESTMENT MANAGER

Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR
Smith Barney Inc.


CUSTODIAN
PNC Bank, N.A.


SHAREHOLDER
SERVICING AGENT

First Data Investor
Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc.-- Income Return Account and Short-Term U.S. Treasury Securities Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY FUNDS, INC.

388 Greenwich Street
New York, New York 10013


FD0854 2/97

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

                         1996
                         1996
                         1996
                         1996
                         1996           [STOCK PHOTOGRAPHY]



                                        Smith Barney
                                        Funds, Inc.
                                        Equity Income
                                        Portfolio
                                        --------------------------
                                        December 31, 1996


[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

-----------------------
Equity Income Portfolio
-----------------------

Dear Shareholder:

We are pleased to provide you with the annual report for Smith Barney Funds Inc. -- Equity Income Portfolio ("Portfolio") for the year ended December 31, 1996. For your convenience, we summarize the period's prevailing economic conditions and briefly report on the Portfolio's investment strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Portfolio Performance
and Investment Strategy

For the year ended December 31, 1996, the Equity Income Portfolio had a total return of 16.06% for Class A shares versus the Standard & Poor's 500 total return of 22.95% for the same period. (The Standard & Poor's 500 Index is a capitalization weighted-index of 500 widely held common stocks.) In addition, the Portfolio had a dividend yield of approximately 3.00% versus the roughly 2.00% yield of the S&P 500.

In selecting stocks for the Equity Income Portfolio, we typically choose large-capitalization companies that have an above-market dividend yield and assets that are undervalued by the marketplace. We look to find a fundamental improvement underway, such as new product development or new management, the positive effect of which has not yet been reflected in the stock price.

We employ a conservative, highly disciplined and bottom-up approach to investing. This means that individual stock selection is more influential to the overall performance of the Portfolio rather than the present or future condition of the economy, the financial markets or the performance of particular market sectors. Our approach involves visiting hundreds of companies every year and meeting with their management teams to understand a company's business and industry, identify outstanding management teams and target promising long-term investment opportunities.

We strive to minimize risk in the Equity Income Portfolio in a number of ways. As of December 31, 1996, the Portfolio owned 66 securities and no single security made up more than 5% of the Portfolio. In addition to broad diversification, the Portfolio's holdings tend to be highly liquid and the dividends they generate help to cushion the Portfolio from the effects of volatile markets. In fact, a key aspect of our investment strategy is that every stock we own must provide at least the same or a higher dividend than the average for the S&P 500.

Market Update and Outlook

At the beginning of 1996, few market observers expected the stock market to perform as well as it did, particularly considering it was up 37.40% in 1995 as measured by the S&P 500. In 1996, the stock market, as measured by the S&P 500, was up 22.95%. At the beginning of the year, the Equity Income Portfolio was conservatively positioned and that hurt its relative performance versus the benchmark during the reporting period. In particular, the Portfolio's holdings in the utilities sector turned in a disappointing performance as expected restructurings failed to materialize. On the other hand, the Portfolio's holdings in financial services benefited its performance. In 1997, we expect market returns to be more modest and in line with historical norms (i.e., roughly 10%) and we believe the Portfolio's emphasis on stocks with high dividend yields should serve it well in the coming year.

During the spring and summer of 1996, concerns about the pace of economic growth caused increased volatility in the financial markets. As a result, the upward momentum in the stock market was interrupted in July when earnings disappointments by a few prominent corporations caused some investors to believe stock prices had become overvalued versus their earnings outlook. In retrospect, those investor concerns proved unfounded which set the stage for the stock market's current rally.

Looking ahead, we do not believe inflation is a problem and should remain subdued. However, in our view, possible inflationary pressures will be the driving force for market returns going forward. Therefore, we will continue to closely monitor key economic data regarding wages and unemployment levels for any signs of unsustainable growth.

Portfolio Update

During the reporting period, the Equity Income Portfolio's industry allocations remained relatively unchanged. Two new additions to the Portfolio during the reporting period that demonstrate its value approach to investing are Bristol-Myers and Reynolds Metal. Considered a conservatively managed "sleeper" in the drug industry with no new exciting drugs in the pipeline, Bristol-Myers has a solid balance sheet and one of the highest-yielding stocks in the sector.

What initially caught our attention was the fact that the company's new cost-conscious management team, which has been recently streamlined into three separate divisions, had managed Bristol-Myers well despite intense competition from generic drug makers and the patent expiration of Capoten (a blood pressure control medication and one of Bristol-Myer's most popular and profitable products). In addition, its drug Pravachol, used for treatment of high cholesterol, appears to decrease significantly the chances of getting a first heart attack. Bristol-Myers recently received FDA approval for this new use for Pravachol. Since receiving approval from the FDA, sales have already increased dramatically. Moreover, Bristol-Myers owns non-core businesses in other areas such as Clairol (a hair products company) and Nutritional & Medical Devices Group. We believe that Bristol-Myers' senior management may eventually restructure the company and sell some of these non-strategic, lower margin assets, which may ultimately increase its long-term attractiveness.

Reynolds Metal, a manufacturer and distributor of aluminum and other metals, is another new addition for the Equity Income Portfolio. Although the stock has underperformed over the last ten years, the company recently promoted Jeremiah Sheehan from within to replace retiring CEO Richard Holder. Mr. Sheehan has publicly stated he would like to enhance shareholder value and has hired a major Wall Street firm to closely analyze all of the company's different businesses such as building products, mining operations, and aluminum manufacturing. In addition, the company may possibly spin-off some non-strategic assets. If this restructuring happens, shareholders should realize a much higher stock price.

In closing, no matter how turbulent market conditions may become, we remain committed to our bottom up, value investment approach that seeks to find out-of-favor companies with improving earnings outlooks. Thank you for investing in the Equity Income Portfolio. We look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Heath B. McLendon                    /s/ Ayako Weissman

Heath B. McLendon                        Ayako Weissman
Chairman and                             Vice President
Chief Executive Officer


January 21, 1997

--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions  Returns(1)
================================================================================
12/31/96             $14.59     $14.79      $0.36         $1.79        16.06%
--------------------------------------------------------------------------------
12/31/95              12.18      14.59       0.39          1.18        33.05
--------------------------------------------------------------------------------
12/31/94              13.31      12.18       0.42          0.14        (4.31)
--------------------------------------------------------------------------------
12/31/93              12.48      13.31       0.46          0.73        16.38
--------------------------------------------------------------------------------
12/31/92              12.51      12.48       0.51          0.40         7.23
--------------------------------------------------------------------------------
12/31/91              10.54      12.51       0.73          0.05        26.57
--------------------------------------------------------------------------------
12/31/90              12.69      10.54       0.70          0.25        (9.46)
--------------------------------------------------------------------------------
12/31/89              11.00      12.69       0.70          0.31        25.11
--------------------------------------------------------------------------------
12/31/88              10.05      11.00       0.63          0.17        17.67
--------------------------------------------------------------------------------
12/31/87              11.40      10.05       0.50          0.63        (2.83)
================================================================================
Total                                       $5.40         $5.65
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions  Returns(1)
================================================================================
12/31/96             $14.54     $14.74      $0.24         $1.79        15.22%
--------------------------------------------------------------------------------
12/31/95              12.15      14.54       0.29          1.18        32.07
--------------------------------------------------------------------------------
Inception*-12/31/94   12.54      12.15       0.09          0.14        (1.28)+
================================================================================
Total                                       $0.62         $3.11
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions  Returns(1)
================================================================================
12/31/96             $14.57     $14.76      $0.24         $1.79        15.15%
--------------------------------------------------------------------------------
12/31/95              12.18      14.57       0.29          1.18        32.01
--------------------------------------------------------------------------------
12/31/94              13.30      12.18       0.34          0.14        (4.91)
--------------------------------------------------------------------------------
12/31/93              12.48      13.30       0.36          0.73        15.46
--------------------------------------------------------------------------------
Inception*-12/31/92   12.87      12.48       0.06          0.40        (0.57)+
================================================================================
Total                                       $1.29         $4.24
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions  Returns(1)
================================================================================
Inception*-12/31/96  $15.06     $14.80      $0.41         $1.79        12.86%+
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions  Returns(1)
================================================================================
12/31/96             $14.61     $14.82      $0.41         $1.79        16.47%
--------------------------------------------------------------------------------
12/31/95              12.19      14.61       0.42          1.18        33.41
--------------------------------------------------------------------------------
Inception*-12/31/94   12.54      12.19       0.12          0.14        (0.73)+
================================================================================
Total                                       $0.95         $3.11
================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------

                                           Without Sales Charge(1)
                              --------------------------------------------------
                              Class A   Class B    Class C    Class Y  Class Z
================================================================================
Year Ended 12/31/96            16.06%    15.22%     15.15%      N/A      16.47%
--------------------------------------------------------------------------------
Five Years Ended 12/31/96      13.02       N/A        N/A       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/96       11.70       N/A        N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/96     8.03      20.83      13.52     12.86%+   22.32
================================================================================

                                            With Sales Charge(2)
                              --------------------------------------------------
                              Class A   Class B    Class C    Class Y  Class Z
================================================================================
Year Ended 12/31/96            10.25%    10.22%     14.15%      N/A      16.47%
--------------------------------------------------------------------------------
Five Years Ended 12/31/96      11.86       N/A        N/A       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/96       11.13       N/A        N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/96     7.80      19.70      13.52     12.86%+   22.32
================================================================================

--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (12/31/86 through 12/31/96)                             202.27%
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/96)                            50.22
--------------------------------------------------------------------------------
Class C (Inception* through  12/31/96)                           67.82
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/96)                            12.86+
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/96)                            54.25
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, C, Y and Z shares are January 2, 1972, November 7, 1994, December 2, 1992, February 6, 1996 and November 7, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                 Growth of $10,000 Invested in Class A Shares of
                         the Equity Income Portfolio vs.
                          Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
                         December 1986 -- December 1996

   [The following table was depicted as a line graph in the printed material.]

               Equity Income Portfolio       Standard & Poor's 500 Index
               -----------------------       ---------------------------
12/86                   9422                             10000
12/87                   9132                             10525
12/88                  10546                             12269
12/89                  13358                             16150
12/90                  11770                             15648
12/91                  15250                             20406
12/92                  16354                             21960
12/93                  19033                             24167
12/94                  18212                             24485
12/95                  24231                             33675
12/96                  28123                             37608

+ Hypothetical illustration of $10,000 invested in Class A shares on December
  31, 1986, assuming deduction of the maximum 5.75% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through March 1991, and thereafter at net asset value) and capital gains, if any, at net asset value through December 31, 1996. The Standard & Poor's 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1996
--------------------------------------------------------------------------------
   SHARES                           SECURITY                            VALUE
================================================================================
COMMON STOCKS -- 92.2%
================================================================================
Capital Goods -- 5.2%
   150,000    Emerson Electric Co.                                 $ 14,512,500
   200,000    General Electric Co.                                   19,775,000
   250,000    National Services Industries, Inc.                      9,343,750
--------------------------------------------------------------------------------
                                                                     43,631,250
--------------------------------------------------------------------------------
Conglomerates -- 7.2%
   250,000    Minnesota Mining & Manufacturing Co.                   20,718,750
   200,000    Pitney Bowes Inc.                                      10,900,000
   400,000    Tenneco, Inc.                                          18,050,000
   150,000    United Technologies Corp.                               9,900,000
--------------------------------------------------------------------------------
                                                                     59,568,750
--------------------------------------------------------------------------------
Consumer Cyclicals -- 5.4%
    20,000    Deluxe Corp.                                              655,000
   250,000    Ford Motor Corp.                                        7,968,750
   100,000    Knight-Ridder, Inc.                                     3,825,000
   100,000    McGraw Hill Companies, Inc.                             4,612,500
   330,000    New York Times Co., Class A Shares                     12,540,000
   175,000    Sears, Roebuck & Co.                                    8,071,875
   265,000    Stanley Works, Inc.                                     7,155,000
--------------------------------------------------------------------------------
                                                                     44,828,125
--------------------------------------------------------------------------------
Consumer Staples -- 16.5%
   100,000    Allegiance Corp.                                        2,762,500
   375,000    American Home Products Corp.                           21,984,375
   520,000    Baxter International, Inc.                             21,320,000
   200,000    Bristol-Myers Squibb & Co.                             21,750,000
   225,000    Eli Lilly & Co.                                        16,425,000
   325,000    Federal Mogul Corp.                                     7,150,000
   425,000    H.J. Heinz & Co.                                       15,193,750
   140,000    Tambrands, Inc.                                         5,722,500
   140,000    Unilever, N.V.                                         24,535,000
--------------------------------------------------------------------------------
                                                                    136,843,125
--------------------------------------------------------------------------------
Energy -- 14.4%
   300,000    Ashland, Inc.                                          13,162,500
   215,000    Chevron Corp.                                          13,975,000
   325,000    Dresser Industries, Inc.                               10,075,000
   200,000    Enron Global Power & Pipelines, LLC.                    5,400,000
   190,000    Mobil Corp.                                            23,227,500
   250,000    Panenergy Corp.                                        11,250,000
   100,000    Royal Dutch Petroleum Co.                              17,075,000
   450,000    Unocal Corp.                                           18,281,250
   250,000    Valero Energy Corp.                                     7,156,250
--------------------------------------------------------------------------------
                                                                    119,602,500
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1996
--------------------------------------------------------------------------------
   SHARES                           SECURITY                            VALUE
================================================================================
Financial Services -- 15.2%
   350,000    Allstate Corp.                                       $ 20,256,250
    70,000    Aon Corp.                                               4,348,750
   200,000    Bankers Trust of New York Corp.                        17,250,000
   208,000    Chase Manhattan Corp.                                  18,564,000
   300,000    Chubb Corp.                                            16,125,000
   250,000    Fleet Financial Group                                  12,468,750
   250,000    Great Western Financial Corp.                           7,250,000
   200,000    Household International, Inc.                          18,450,000
   200,000    St. Paul Companies, Inc.                               11,725,000
--------------------------------------------------------------------------------
                                                                    126,437,750
--------------------------------------------------------------------------------
Raw & Intermediate Materials -- 8.2%
   250,000    International Paper Co.                                10,093,750
   200,000    Kimberly-Clark Corp.                                   19,050,000
   225,000    Masco Corp.                                             8,100,000
   150,000    Monsanto Co.                                            5,831,250
   410,000    Olin Corp.                                             15,426,250
   175,000    Reynolds Metals Co.                                     9,865,625
--------------------------------------------------------------------------------
                                                                     68,366,875
--------------------------------------------------------------------------------
Technology -- 6.9%
   300,000    Eastman Kodak Co.                                      24,075,000
   110,000    Lockheed Martin Corp.                                  10,065,000
   450,000    Xerox Corp.                                            23,681,250
--------------------------------------------------------------------------------
                                                                     57,821,250
--------------------------------------------------------------------------------
Transportation -- 3.1%
    80,000    Alexander Baldwin, Inc.                                 2,000,000
    80,000    Newport News Shipbuilding                               1,200,000
   375,000    Union Pacific Corp.                                    22,546,875
--------------------------------------------------------------------------------
                                                                     25,746,875
--------------------------------------------------------------------------------
Utilities -- 10.1%
   220,000    Brooklyn Union Gas                                      6,627,500
   250,000    Consolidated Natural Gas Co.                           13,812,500
    50,000    Deutsche Telekom ADR                                    1,018,750
    37,200    El Paso Natural Gas                                     1,878,600
   380,000    Entergy Corp.                                          10,545,000
   400,000    GTE Corp.                                              18,200,000
   400,000    Sprint Corp.                                           15,950,000
   400,000    Texas Utilities Co.                                    16,300,000
--------------------------------------------------------------------------------
                                                                     84,332,350
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost -- $583,876,822)                                767,178,850
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1996
--------------------------------------------------------------------------------
   SHARES                           SECURITY                            VALUE
================================================================================
CONVERTIBLE PREFERRED STOCKS -- 1.6%
================================================================================
Financial Services -- 1.6%
    60,000    Aetna, Inc., Preferred Class C, Exchangeable 6.25%   $  4,762,500
   100,000    Banc One Corp., Series C, Exchangeable $3.50            8,300,000
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost -- $11,348,781)                                  13,062,500
================================================================================
   FACE
   AMOUNT                           SECURITY                            VALUE
================================================================================
CONVERTIBLE DEBENTURES -- 0.7%
================================================================================
Energy -- 0.7%
$5,800,000   Oryx Energy, 7.50% due 5/15/14
             (Cost -- $5,547,625)                                     5,626,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.5%
 6,137,000   Chase Manhattan Bank, 6.500% due 1/2/97;
             Proceeds at maturity -- $6,139,215;
             (Fully collateralized by U.S. Treasury Notes,
             5.875% due 10/31/98; Market value -- $6,267,222)         6,137,000
40,000,000   CS First Boston Corp., 6.500% due 1/2/97;
             Proceeds at maturity -- $40,014,435;
             (Fully collateralized by U.S. Treasury Notes,
             7.500% due 1/31/97; Market value -- $40,818,696)        40,000,000
--------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $46,137,000)                                   46,137,000
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $646,910,228*)                               $832,004,350
================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1996
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $646,910,228)                      $832,004,350
  Cash                                                                       642
  Receivable for Fund shares sold                                      4,556,726
  Dividends and interest receivable                                    2,236,503
--------------------------------------------------------------------------------
  Total Assets                                                       838,798,221
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                      504,024
  Management fees payable                                                414,487
  Distribution fees payable                                              218,636
  Accrued expenses                                                       149,408
--------------------------------------------------------------------------------
  Total Liabilities                                                    1,286,555
--------------------------------------------------------------------------------
Total Net Assets                                                    $837,511,666
--------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                       $    566,108
  Capital paid in excess of par value                                651,600,670
  Undistributed net investment income                                    230,075
  Accumulated net realized gain from security transactions                20,691
  Net unrealized appreciation of investments                         185,094,122
--------------------------------------------------------------------------------
Total Net Assets                                                    $837,511,666
================================================================================
Shares Outstanding:
  Class A                                                             43,667,865
  ------------------------------------------------------------------------------
  Class B                                                              1,009,719
  ------------------------------------------------------------------------------
  Class C                                                              2,260,077
  ------------------------------------------------------------------------------
  Class Y                                                              2,038,995
  ------------------------------------------------------------------------------
  Class Z                                                              7,634,136
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $14.79
  ------------------------------------------------------------------------------
  Class B*                                                                $14.74
  ------------------------------------------------------------------------------
  Class C**                                                               $14.76
  ------------------------------------------------------------------------------
  Class Y (and redemption price)                                          $14.80
  ------------------------------------------------------------------------------
  Class Z (and redemption price)                                          $14.82
  ------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of net asset value per share)               $15.57
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                       $  20,840,817
  Interest                                                            5,075,103
  Less: Foreign withholding tax                                        (224,407)
--------------------------------------------------------------------------------
  Total Investment Income                                            25,691,513
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                            4,622,817
  Distribution fees (Note 2)                                          2,003,957
  Shareholder and system servicing fees                                 506,480
  Registration fees                                                     107,508
  Shareholder communications                                             82,782
  Custody                                                                48,512
  Audit and legal                                                        27,549
  Directors' fees                                                        24,024
  Other                                                                  42,025
--------------------------------------------------------------------------------
  Total Expenses                                                      7,465,654
--------------------------------------------------------------------------------
Net Investment Income                                                18,225,859
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                             377,538,258
    Cost of securities sold                                         287,389,601
--------------------------------------------------------------------------------
  Net Realized Gain                                                  90,148,657
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year                                               174,298,184
    End of year                                                     185,094,122
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                            10,795,938
--------------------------------------------------------------------------------
Net Gain on Investments                                             100,944,595
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 119,170,454
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------
                                                      1996             1995
================================================================================
OPERATIONS:
  Net investment income                          $  18,225,859    $  19,447,507
  Net realized gain                                 90,148,657       56,593,756
  Increase in net unrealized appreciation           10,795,938      123,193,695
--------------------------------------------------------------------------------
  Increase In Net Assets From Operations           119,170,454      199,234,958
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (18,560,723)     (19,458,013)
  Net realized gains                               (90,678,646)     (56,277,355)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (109,239,369)     (75,735,368)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sales of shares                 77,117,814       35,334,789
  Net asset value of shares issued for
    reinvestment of dividends                       98,396,742       70,023,680
  Cost of shares reacquired                        (99,848,727)    (129,386,207)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                         75,665,829      (24,027,738)
--------------------------------------------------------------------------------
Increase in Net Assets                              85,596,914       99,471,852
NET ASSETS:
  Beginning of year                                751,914,752      652,442,900
--------------------------------------------------------------------------------
  End of year*                                   $ 837,511,666    $ 751,914,752
================================================================================
* Includes undistributed net investment income of:    $230,075           --
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Equity Income Portfolio ("Portfolio"), is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this Portfolio and three other separate investment portfolios: U.S. Government Securities, Income Return Account and Short-Term U.S. Treasury Securities Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Agency obligations are valued at the mean between the bid and ask prices;
(c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated realized loss amounting to $178,747 and a portion of accumulated net investment loss amounting to $564,939 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Equity Income Portfolio pays SBMFM a management fee calculated at an annual rate of 0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1996, SB received brokerage commissions of $441,702 and sales charges of approximately $529,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended December 31, 1996, CDSCs paid to SB were:

                                    Class A          Class B          Class C
================================================================================
CDSCs                               $1,000           $41,000          $3,000
================================================================================

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the average daily net assets of each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the year ended December 31, 1996, total Distribution Plan fees were as follows:

                                   Class A          Class B           Class C
================================================================================
Distribution Plan Fees           $1,580,633         $107,017          $316,307
================================================================================

     All officers and three Directors of the Fund are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                       $355,806,455
--------------------------------------------------------------------------------
Sales                                                            377,538,258
================================================================================

     At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

================================================================================
Gross unrealized appreciation                                    $ 189,104,434*
Gross unrealized depreciation                                       (4,010,312)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 185,094,122*
================================================================================
* Substantially the same for Federal income tax purposes.

     4. REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian take possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. CAPITAL SHARES

     At December 31, 1996, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     At December 31, 1996, total paid-in capital amounted to the following for each class:

                  Class A       Class B      Class C      Class Y      Class Z
================================================================================
Total Paid-in
  Capital       $477,222,923  $14,931,337  $30,766,096  $31,621,332  $97,625,090
================================================================================

     Transactions in shares of each class were as follows:

                                         Year Ended                    Year Ended
                                     December 31, 1996*            December 31, 1995
                                 -------------------------    ---------------------------
                                  Shares          Amount        Shares          Amount
=========================================================================================
Class A
Shares sold                      1,572,895    $ 23,892,544     1,257,466    $  17,631,623
Shares issued on reinvestment    5,161,353      77,820,683     3,940,421       56,723,635
Shares redeemed                 (5,390,653)    (83,086,170)   (7,565,480)    (103,786,681)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)          1,343,595    $ 18,627,057    (2,367,593)   $ (29,431,423)
=========================================================================================
Class B
Shares sold                        622,419    $  9,553,511       383,746    $   5,468,312
Shares issued on reinvestment      110,323       1,654,996        32,917          476,304
Shares redeemed                   (110,106)     (2,171,232)      (28,716)        (399,167)
-----------------------------------------------------------------------------------------
Net Increase                       592,636    $  9,037,275       387,947    $   5,545,449
=========================================================================================
Class C
Shares sold                        309,334    $  4,772,481       240,559    $   3,375,523
Shares issued on reinvestment      256,939       3,861,171       180,858        2,604,330
Shares redeemed                   (348,965)     (5,369,299)     (636,749)      (8,570,732)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)            217,308    $  3,264,353      (215,332)   $  (2,590,879)
=========================================================================================
Class Y
Shares sold                      2,038,995    $ 31,633,477          --               --
-----------------------------------------------------------------------------------------
Net Increase                     2,038,995    $ 31,633,477          --               --
=========================================================================================
Class Z
Shares sold                        478,209    $  7,265,801       665,866    $   8,859,331
Shares issued on reinvestment      996,127      15,059,892       709,558       10,219,411
Shares redeemed                   (592,793)     (9,222,026)   (1,185,176)     (16,629,627)
-----------------------------------------------------------------------------------------
Net Increase                       881,543    $ 13,103,667       190,248    $   2,449,115
=========================================================================================

* For Class Y shares, transactions are for the period from February 6, 1996 (inception date) to December 31, 1996.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                1996         1995         1994(1)        1993         1992
==========================================================================================================
Net Asset Value, Beginning of Year          $  14.59     $  12.18     $  13.31       $  12.48     $  12.51
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.36         0.39         0.43           0.46         0.50
  Net realized and unrealized gain (loss)       1.99         3.59        (1.00)          1.56         0.38
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.35         3.98        (0.57)          2.02         0.88
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.36)       (0.39)       (0.42)         (0.46)       (0.51)
  Net realized gains(2)                        (1.79)       (1.18)       (0.14)         (0.73)       (0.40)
----------------------------------------------------------------------------------------------------------
Total Distributions                            (2.15)       (1.57)       (0.56)         (1.19)       (0.91)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $  14.79     $  14.59     $  12.18       $  13.31     $  12.48
----------------------------------------------------------------------------------------------------------
Total Return                                   16.06%       33.05%       (4.31)%        16.38%        7.23%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $645,935     $617,431     $544,572       $627,870     $573,085
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.95%        1.02%        0.96%          0.91%        0.92%
  Net investment income                         2.28         2.78         3.31           3.42         3.97
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           49%          51%          27%            46%          39%
----------------------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(3)            $   0.06     $   0.06         --             --           --
==========================================================================================================

(1) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the Class C share activity is included with the Class A share activity.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                1996       1995       1994(1)
================================================================================
Net Asset Value, Beginning of Year          $14.54     $12.15     $12.54
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.25       0.24       0.03
  Net realized and unrealized gain (loss)     1.98       3.62      (0.19)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.23       3.86      (0.16)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.24)     (0.29)     (0.09)
  Net realized gains(2)                      (1.79)     (1.18)     (0.14)
--------------------------------------------------------------------------------
Total Distributions                          (2.03)     (1.47)     (0.23)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                $14.74     $14.54     $12.15
--------------------------------------------------------------------------------
Total Return                                 15.22%     32.07%     (1.28)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $14,883     $6,065     $  354
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.71%      1.73%      1.59%+*
  Net investment income                       1.55       1.83       2.11+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                         49%        51%        27%
--------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(3)            $ 0.06     $ 0.06       --
================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
*    Figure has been restated from December 31, 1994 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                              1996       1995       1994(1)      1993       1992(2)
====================================================================================================
Net Asset Value, Beginning of Year          $14.57     $12.18     $13.30       $12.48     $12.87
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.24       0.27       0.31         0.38       0.17
  Net realized and unrealized gain (loss)     1.98       3.59      (0.95)        1.53      (0.10)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.22       3.86      (0.64)        1.91       0.07
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.24)     (0.29)     (0.34)       (0.36)     (0.06)
  Net realized gains(3)                      (1.79)     (1.18)     (0.14)       (0.73)     (0.40)
----------------------------------------------------------------------------------------------------
Total Distributions                          (2.03)     (1.47)     (0.48)       (1.09)     (0.46)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $14.76     $14.57     $12.18       $13.30     $12.48
----------------------------------------------------------------------------------------------------
Total Return                                 15.15%     32.01%     (4.91)%      15.46%     (0.57)%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $33,365    $29,758    $27,507      $15,408     $1,504
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.73%      1.79%      1.75%        1.65%      1.58%+
  Net investment income                       1.50       2.00       2.49         2.59       1.80+
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         49%        51%        27%          46%        39%
----------------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(4)            $ 0.06     $ 0.06       --           --         --
====================================================================================================

(1)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(2)  For the period from December 2, 1992 (inception date) to December 31, 1992.
(3) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

                                         Class Y Shares          Class Z Shares
                                         --------------    -----------------------------
                                           1996(1)(2)      1996       1995       1994(3)
============================================================================================
Net Asset Value, Beginning of Year          $15.06          $14.61     $12.19     $12.54
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.36            0.42       0.43       0.07
  Net realized and unrealized gain (loss)     1.58            1.99       3.59      (0.16)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.94            2.41       4.02      (0.09)
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.41)          (0.41)     (0.42)     (0.12)
  Net realized gains(4)                      (1.79)          (1.79)     (1.18)     (0.14)
--------------------------------------------------------------------------------------------
Total Distributions                          (2.20)          (2.20)     (1.60)     (0.26)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $14.80          $14.82     $14.61     $12.19
--------------------------------------------------------------------------------------------
Total Return                                 12.86%++        16.47%     33.41%     (0.73)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $30,169        $113,160    $98,661    $80,010
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.66%+          0.62%      0.69%      0.42%+
  Net investment income                       3.02+           2.62       3.11       3.88+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         49%             49%        51%        27%
--------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(5)            $ 0.06          $ 0.06     $ 0.06       --
============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2)  For the period from February 6, 1996 (inception date) to December 31, 1996.
(3)  For the period from November 7, 1994 (inception date) to December 31, 1994.
(4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes. (5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Smith Barney Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Equity Income Portfolio of Smith Barney Funds, Inc., as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Income Portfolio of Smith Barney Funds, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                           /s/ KPMG Peat Marwick LLP


New York, New York
February 19, 1997

--------------------------------------------------------------------------------
 Tax Information (unaudited)
--------------------------------------------------------------------------------

     A total of 79.25% of the ordinary income dividends paid by the Fund qualified for the dividends received deduction available to corporate taxpayers.

     The Fund paid distributions of $90,280,405 from long-term capital gains.

                      [This page intentionally left blank]

Smith Barney                                                        SMITH BARNEY
Funds, Inc.                                                         ------------
                                               A Member of TravelersGroup [Logo]

Directors
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary



Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Equity Income Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0853 2/97